Average Annual Total Returns{- Fidelity Series International Index Fund} - 10.31 Fidelity Series International Index Fund PRO-07 - Fidelity Series International Index Fund	Fidelity Series International Index Fund Return Before Taxes Past 1 year	Fidelity Series International Index Fund Return Before Taxes Since Inception		Fidelity Series International Index Fund After Taxes on Distributions Past 1 year	Fidelity Series International Index Fund After Taxes on Distributions Since Inception		Fidelity Series International Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series International Index Fund After Taxes on Distributions and Sales Since Inception		MS001 Past 1 year	MS001 Since Inception
Total	11.23%	8.43%	[1]	10.47%	7.84%	[1]	6.98%	6.45%	[1]	11.48%	8.66%	[1]

[1]	(a)From August 17, 2018